UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  March 31, 2002
Check here if Amendment   [ x ]; Amendment number: [ 9 ]
This Amendment (Check only one): [ ] is a restatement. [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    May 9, 2002
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  48
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $117,036

LIST OF OTHER INCLUDED MANAGERS:
NONE


                                                    VALUE    SHARES/  SH/  INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT  PRN  DSCRETN   MNGERS  SOLE SHARED NONE
-------------------------------------    -------  -------- -----------------  -----        ------------------

Acuity Brnds Inc         COM             00508Y102     2197   132900   SH   SOLE   None    51200        81700
Allegheny Tech           COM             017415100      570    34466   SH   SOLE   None    13400        21066
Am Retirement Corp       COM             028913101     2916  1715500   SH   SOLE   None   565000      1150500
Bancorp South            COM             059692103      358    18168   SH   SOLE   None     7000        11168
Belo Corp Cl A           COM             080555105     5015   215693   SH   SOLE   None    73900       141793
Berkshire Hath Cl B      COM             084670207    16604     7009   SH   SOLE   None     2600         4409
Berry Petroleum 'A'      COM             085789105     4686   303270   SH   SOLE   None   119200       184070
Calif Coastl Comm        COM             129915104      141    30692   SH   SOLE   None    14200        16492
Coca-Cola Co             COM             191216100      566    10828   SH   SOLE   None     4300         6528
Correc Crp of Am         COM             22025Y100     1744   134166   SH   SOLE   None     4900       129266
Crawford & Co 'A'        COM             224633206      147    12990   SH   SOLE   None     5000         7990
Crawford & Co 'B'        COM             224633107      449    33171   SH   SOLE   None    13000        20171
Fairfax Financial Hldg   COM             303901102     9540    92350   SH   SOLE   None    15800        76550
General Electric         COM             369604103      240     6400   SH   SOLE   None     5100         1300
Gillette Co              COM             375766102      855    25148   SH   SOLE   None     9500        15648
Glatfelter               COM             377316104      246    13700   SH   SOLE   None     8500         5200
Greater China            COM             39167B102      143    14350   SH   SOLE   None     7800         6550
GTECH Holdings           COM             400518106     9184   188385   SH   SOLE   None   103000        85385
Hancock Fabrics          COM             409900107      381    21100   SH   SOLE   None    13400         7700
Hanson PLC               COM             411352305      767    20000   SH   SOLE   None     7700        12300
HCC Ins Hldgs            COM             404132102     4993   178640   SH   SOLE   None    68000       110640
HomeFed/Leucadia         COM             43739D208       16    17659   SH   SOLE   None     6700        10959
Intl Flavor & Fragrn     COM             459506101     1378    39400   SH   SOLE   None    15200        24200
Japan Equity             COM             471057109      161    29700   SH   SOLE   None    29700            0
Japan OTC Equity         COM             471091108       83    13500   SH   SOLE   None    13500            0
LabOne                   COM             50540L105    14293   826175   SH   SOLE   None   422625       403550
Lee Enterprises          COM             523768109     2129    57700   SH   SOLE   None    21900        35800
Legacy Hotels            COM             524919107      736   135000   SH   SOLE   None    98500        36500
Leucadia Natl Corp       COM             527288104      744    20800   SH   SOLE   None     8000        12800
Liberty Media            COM             530718105      133    10500   SH   SOLE   None    10500            0
Loews Corp               COM             540424108     2014    34380   SH   SOLE   None    13100        21280
McCormick & Co           COM             579780206      383     7500   SH   SOLE   None     7200          300
Media General            COM             584404107      346     5446   SH   SOLE   None     1700         3746
Natl Health Investors    COM             63633D104     6166   422357   SH   SOLE   None   136000       286357
Natl Health Realty       COM             635905102      536    32397   SH   SOLE   None    12700        19697
Natl Healthcare Corp     COM             635906100      511    31082   SH   SOLE   None    11800        19282
Philip Morris Cos        COM             718154107     9187   174423   SH   SOLE   None    77000        97423
Ryerson Tull Inc         COM             783755101     1008    92047   SH   SOLE   None    33700        58347
Scripps E W Co Cl A      COM             811039106     1854    22582   SH   SOLE   None     8600        13982
Syntroleum Corp          COM             871630109     4986   837925   SH   SOLE   None   320000       517925
Tidewater Inc            COM             886423102     2995    70731   SH   SOLE   None    27000        43731
Tokio Marine/Fire        COM             889090403      239     6400   SH   SOLE   None     2500         3900
Trustmark Corp           COM             898402102      202     8000   SH   SOLE   None     4000         4000
Vulcan Materials         COM             929160109      876    18428   SH   SOLE   None     7200        11228
Wal-Mart Stores          COM             931142103      779    12700   SH   SOLE   None     4900         7800
Washington Post 'B'      COM             939640108      528      869   SH   SOLE   None      300          569
Wesco Financial          COM             950817106      786     2513   SH   SOLE   None      900         1613
White Mountain Insur     COM             964126106     2225     6442   SH   SOLE   None     2500         3942

TOTAL                                                117036